UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2005

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry75
Form 13F Information Table Value$144,627




Value
Investment

Security
Class
Cusip
X
$1000
Discretion
SOLE
Affiliated Mgrs Group
COM

328
4800SOLE
4800
Akamai Technologies
COM
00971T101
648
49350SOLE
49350
American Express
COM
025816109
526
9877SOLE
9877
American Intl Group Inc.
COM
026874107
2827
48650SOLE
48650
Ameritrade Hldg Corp.
COM
03074k100
6834
367230SOLE
367230
Applebees Int'l Inc.
COM
037899101
1497
56500SOLE
56500
Applied Materials
COM
038222105
1859
114900SOLE
114900
Bankamerica Corp. New
COM
060505104
418
9162.85SOLE
9162.85
Best Buy
COM
086516101
2669
38930SOLE
38930
BHP Billiton Ltd Adr
COM
088606108
2098
76850SOLE
76850
Capital One Financial
COM
14040H105
1372
17150SOLE
17150
Caremark RX Inc
COM
141705103
380
8525SOLE
8525
Carnival Corp.
COM
143658300
2471
45300SOLE
45300
CEF Ishares Tr (BioTech)
COM
464287556
377
5556SOLE
5556
ChevronTexaco Corp
COM
166764100
490
8766.98SOLE
8766.98
Chico's FAS Inc.
COM
168615102
261
7600SOLE
7600
Cisco Systems
COM
17275R102
3635
190489SOLE
190489
CIT Group Inc. A
COM
125581108
2573
59880SOLE
59880
Citigroup
COM
172967101
4828
104432.93SOLE
104432.93
Dicks Sporting Goods Inc.
COM
253393102
4382
113540SOLE
113540
Dolby Labs
COM
25659t107
1340
60750SOLE
60750
Doubleclick Inc.
COM
258609304
1738
207100SOLE
207100
Dow Chemical
COM
260543103
307
6900SOLE
6900
DPS Biotech Holders Trust
COM
09067D201
3614
21600SOLE
21600
EBAY Inc
COM
278642103
612
18550SOLE
18550
Euronet Worldwide Inc.
COM
298736109
1567
53900SOLE
53900
Exxon Mobil Corporation
COM
30231G102
812
14126.93SOLE
14126.93
FDX Corp/Federal Express
COM
31304N107
1025
12650SOLE
12650
Fisher Scientific INTL
COM
338032204
1710
26348SOLE
26348
Fortune Brands Inc Com
COM
349631101
3503
39450SOLE
39450
Genentech Inc.
COM
368710406
2501
31150SOLE
31150
General Electric
COM
369604103
4687
135262.56SOLE
135262.56
Golden West Financial Corp.
COM
381317106
312
4840SOLE
4840
Goldman Sachs Group Inc.
COM
38141G104
459
4500SOLE
4500
Harman Int'l Industries Inc.
COM
413086109
1517
18650SOLE
18650
Harrah's Entertainment
COM
413619107
4683
64981SOLE
64981
IBM
COM
459200101
953
12845.86SOLE
12845.86
Intel Corp
COM
458140100
5688
218583.57SOLE
218583.57
Invitrogen Corp.
COM
46185r100
3107
37300SOLE
37300
Iron Mountain
COM
462846106
1195
38518SOLE
38518
J.C. Penney
COM
708160106
2314
44000SOLE
44000
Johnson & Johnson
COM
478160104
659
10142.37SOLE
10142.37
JP Morgan Chase & Co.
COM
46625H100
567
16060SOLE
16060
Marvel Technology Group
COM
g5876h105
2085
54900SOLE
54900
McAfee Inc.
COM
579064106
259
9900SOLE
9900
Mcgraw Hill Co.
COM
580645109
640
14458SOLE
14458
Michaels Stores Inc.
COM
594087108
4801
116050SOLE
116050
Microsoft
COM
594918104
2476
99690.08SOLE
99690.08
Mohawk Industries
COM
608190104
1291
15650SOLE
15650
National Oilwell Varco Inc.
COM
637071101
1868
39300SOLE
39300
Nextel Comm Inc-Cl A
COM
65332V103
1107
34250SOLE
34250
Office Depot
COM
676220106
584
25550SOLE
25550
Omnicare Inc.
COM
681904108
1203
28350SOLE
28350
Oshkosh Truck Corp.
COM
688239201
779
9950SOLE
9950
Petsmart Inc.
COM
716768106
3246
106950SOLE
106950
Pfizer Inc.
COM
717081103
403
14625SOLE
14625
Providian Corp
COM
74406A102
2460
139523SOLE
139523
Psychiatric Solutions
COM
74439h108
748
15350SOLE
15350
Reebok International
COM
758110100
1887
45100SOLE
45100
Robert Half Intl Inc.
COM
770323103
1930
77300SOLE
77300
Royal Dutch
ADR
780257804
707
10889SOLE
10889
Schlumberger Ltd
COM
806857108
258
3400SOLE
3400
Spectrum Brands Inc.
COM
847621L105
2752
83400SOLE
83400
Staples Inc.
COM
855030102
3867
181636SOLE
181636
Steiner Leisure Ltd.
COM
p8744y102
1860
50184SOLE
50184
Symantec Corp.
COM
871503108
1059
48700SOLE
48700
Teva Pharmaceutical Inds
COM
881624209
2441
78390SOLE
78390
Total Fina SA Spon ADR
ADR
89151E109
257
2200SOLE
2200
Tyco International
COM
902124106
2335
79972.46SOLE
79972.46
United Rentals
COM
911363109
1703
84250SOLE
84250
United Technologies
COM
913017109
6014
117112SOLE
117112
WYETH
COM
983024100
1726
38790SOLE
38790
Yellow Roadway Corp.
COM
985509108
2105
41440SOLE
41440
Zebra Technologies
COM
989207105
2125
48525SOLE
48525
Zimmer Holdings Inc.
COM
989565P102
2308
30296SOLE
30296